Commercial Papers	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commercial Papers
40.	COMMERCIAL PAPERS
On October 25, 2019, CUCL issued tranche one of 2019 super short term commercial papers in an amount of RMB5 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.24% per annum, and was fully repaid in July 2020.
On November 15, 2019, CUCL issued tranche two of 2019 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.20% per annum, and was fully repaid in August 2020.
On July 15, 2020, CUCL issued tranche one of 2020 super short term commercial papers in an amount of RMB2 billion, with a maturity period of 180 days from the date of issue and which carries interest at 1.89% per annum.
On July 15, 2020, CUCL issued tranche two of 2020 super short term commercial papers in an amount of RMB3 billion, with a maturity period of 180 days from the date of issue and which carries interest at 1.89% per annum.
On August 6, 2020, CUCL issued tranche three of 2020 super short term commercial papers in an amount of RMB1 billion, with a maturity period of 90 days from the date of issue and which carries interest at 1.57% per annum, and was fully repaid in November 2020.
On November 5, 2020, CUCL issued tranche four of 2020 super short term commercial papers in an amount of RMB2 billion, with a maturity period of 90 days from the date of issue and which carries interest at 2.17% per annum.